Information Concerning the Group's Consolidated Operations - Disclosure of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in deferred tax liability (asset) [abstract]
Credits and net operating loss carryforwards	$ 155,673	$ 124,263	$ 157,823
Capitalization of R&D expenses under SEC 174 rule	4,092	2,792	0
Pension commitments	550	597	1,018
Leases liabilities	11,478	12,698	17,660
Revaluations of financial assets	15,830	0	0
Deferred tax assets from other deductible differences	772	1,452	1,728
Non-recognition of deferred tax assets	(177,001)	(128,448)	(155,982)
Deferred tax assets	11,392	13,354	22,247
Accelerated depreciation of assets for tax purposes	(740)	(1,286)
Right-of-use assets and other leases-related effects	(10,401)	(11,923)	(16,547)
Deferred tax liabilities from other taxable differences	(410)	(145)	(5,700)
Deferred tax liabilities	(11,550)	(13,354)	(22,247)
Net deferred tax assets/(liabilities)	$ (158)	$ 0	$ 0